Summary of Principal Accounting Policies - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments in equity securities - equity securities with readily determinable fair value	¥ 157,988,851	$ 24,791,898	¥ 242,378,696
Fair Value, Recurring
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other assets - returnable consideration from acquisition of Urban Hotel Group	5,385,583		1,833,421
Short-term investments - Investments in wealth management products	147,458,675		201,983,182
Investments in equity securities - equity securities with readily determinable fair value	157,988,851		242,378,696
Long-term investments - equity securities with readily determinable fair value	39,852,428		236,812,140
Long-term investments -available-for-sale debt investment	106,493,137		103,701,474
Accrued expenses and other current liabilities - payables for contingent consideration from acquisition of Urban Hotel Group			525,685
Fair Value Measurements	457,178,674		787,234,598
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments in equity securities - equity securities with readily determinable fair value	157,988,851		242,378,696
Long-term investments - equity securities with readily determinable fair value	39,852,428		236,812,140
Fair Value Measurements	197,841,279		479,190,836
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments - Investments in wealth management products	147,458,675		201,983,182
Long-term investments -available-for-sale debt investment			103,701,474
Fair Value Measurements	147,458,675		201,983,182
Fair Value, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other assets - returnable consideration from acquisition of Urban Hotel Group	5,385,583	845,115	1,833,421
Long-term investments -available-for-sale debt investment	106,493,137	$ 16,711,097	103,701,474
Accrued expenses and other current liabilities - payables for contingent consideration from acquisition of Urban Hotel Group			525,685
Fair Value Measurements	¥ 111,878,720		¥ 106,060,580